CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss for the year		$ (275,016)	$ (46,630)	$ (56,781)
Items not involving cash
Depreciation		2,901	1,464	1,775
Bad debt (recovery)		0	(17,091)	12,934
Gain on acquiring PorMining		(399,712)	0	0
Loss on derecognition of a former subsidiary		6,967	0	0
Loss on investment in Akkerman Finland OY	[1]	68,531	40,257	27,569
Write-down of property deposits		0	0	1,460
Changes in non-cash working capital items
Sales tax receivables		184,341	(5,773)	(586)
Due from optionee		34,267	(2,728)	(18,532)
Advance to related party		(87,712)	(82,208)	(49,761)
Prepaid expenses and advances		(24,453)	(3,195)	6,677
Other receivables		22,715	6,623	(2,846)
Accounts payable and accrued liabilities		(6,962)	(4,584)	(48,534)
Due to related parties		67,086	19,002	(60,264)
Exchange difference arising on the translation of foreign subsidiaries		(6,128)	2,399	1,103
Net cash (used in) operating activities		(413,175)	(92,464)	(185,786)
Cash flows from investing activities
Advance to Akkerman Finland OY		0	(209,538)	0
Investment in PorMining		(789)	0	0
Net cash from acquisition of PorMining		220,712	0	0
Loss on cash from derecognition of a former subsidiary		(3,164)	0	0
Purchase of equipment		0	(604)	0
Net cash provided by (used in) investing activities		216,759	(210,142)	0
Cash flows from financing activities
Proceeds from issuance of common shares		570,000	350,000	0
Share issue costs		(21,236)	(28,128)	0
Net cash provided by financing activities		548,764	321,872	0
Change in cash for the year		352,348	19,266	(185,786)
Cash, beginning of the year		141,011	121,745	307,531
Cash, end of the year		$ 493,359	$ 141,011	$ 121,745

[1]	Note 7.